SHORT-TERM BORROWINGS - Due to related party (Details)	6 Months Ended	12 Months Ended
	Dec. 31, 2019 USD ($)	Jun. 30, 2019 CNY (¥)	Dec. 31, 2019 CNY (¥)
Short-term Debt [Line Items]
Total short-term borrowings due to related parties	$ 1,712,301	¥ 9,010,525	¥ 11,931,310
Short Term Borrowings One [Member]
Short-term Debt [Line Items]
Total short-term borrowings due to related parties	0	¥ 5,008,640	0
Debt Instrument, Maturity Date		Dec. 19, 2019
Debt Instrument, Interest Rate Percentage		5.65%
Short Term Borrowings Two [Member]
Short-term Debt [Line Items]
Total short-term borrowings due to related parties	$ 574,324	¥ 4,001,885	4,001,885
Debt Instrument, Maturity Date	Mar. 27, 2020
Debt Instrument, Interest Rate Percentage	5.65%
Short Term Borrowings Three [Member]
Short-term Debt [Line Items]
Total short-term borrowings due to related parties	$ 718,919	0	5,009,425
Debt Instrument, Maturity Date	Dec. 19, 2020
Debt Instrument, Interest Rate Percentage	5.65%
Short Term Borrowings Four [Member]
Short-term Debt [Line Items]
Total short-term borrowings due to related parties	$ 64,581	0	450,000
Debt Instrument, Maturity Date	Sep. 24, 2020
Short Term Borrowings Five [Member]
Short-term Debt [Line Items]
Total short-term borrowings due to related parties	$ 354,477	¥ 0	¥ 2,470,000
Debt Instrument, Maturity Date	Nov. 05, 2020